Expense Example	Jan. 28, 2026 USD ($)
LARGE CAP FUND - Class F Prospectus | SIMT Large Cap Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
LARGE CAP VALUE FUND - Class F Prospectus | SIMT LARGE CAP VALUE FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
LARGE CAP GROWTH FUND - Class F Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
LARGE CAP INDEX FUND - Class F Prospectus | SIMT Large Cap Index Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
TAX-MANAGED LARGE CAP FUND - Class F Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
S&P 500 INDEX FUND - Class F Prospectus | SIMT S&P 500 Index Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
SMALL CAP FUND - Class F Prospectus | SIMT Small Cap Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
SMALL CAP VALUE FUND - Class F Prospectus | SIMT SMALL CAP VALUE FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
SMALL CAP GROWTH FUND - Class F Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
TAX-MANAGED SMALL/MID CAP FUND - Class F Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MID-CAP FUND - Class F Prospectus | SIMT MID CAP FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
Tax-Managed Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,386
Tax-Managed International Managed Volatility Fund - Class F Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
REAL ESTATE FUND - Class F Prospectus | SIMT REAL ESTATE FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
CORE FIXED INCOME FUND - Class F Prospectus | SIMT CORE FIXED INCOME FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
HIGH YIELD BOND FUND - Class F Prospectus | SIMT HIGH YIELD BOND FUND | CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Conservative Income Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
TAX-FREE CONSERVATIVE INCOME FUND - Class F Prospectus | SIMT Tax-Free Conservative Income Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
REAL RETURN FUND - Class F Prospectus | SIMT Real Return Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
DYNAMIC ASSET ALLOCATION FUND - Class F Prospectus | SIMT Dynamic Asset Allocation Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
MULTI-STRATEGY ALTERNATIVE FUND - Class F Prospectus | SIMT Multi-Strategy Alternative Fund | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	907
Expense Example, with Redemption, 5 Years	1,543
Expense Example, with Redemption, 10 Years	3,252
LARGE CAP FUND - Class I Prospectus | SIMT Large Cap Fund | SIMT Large Cap Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
LARGE CAP VALUE FUND - Class I Prospectus | SIMT LARGE CAP VALUE FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
LARGE CAP GROWTH FUND - Class I Prospectus | SIMT LARGE CAP GROWTH FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
S&P 500 Index Fund - Class I Prospectus | SIMT S&P 500 Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
SMALL CAP FUND - Class I Prospectus | SIMT Small Cap Fund | SIMT Small Cap Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
SMALL CAP VALUE FUND - Class I Prospectus | SIMT SMALL CAP VALUE FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
SMALL CAP GROWTH FUND - Class I Prospectus | SIMT SMALL CAP GROWTH FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
MID-CAP FUND - Class I Prospectus | SIMT MID CAP FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	761
Expense Example, with Redemption, 10 Years	1,669
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
REAL ESTATE FUND - Class I Prospectus | SIMT REAL ESTATE FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
CORE FIXED INCOME FUND - Class I Prospectus | SIMT CORE FIXED INCOME FUND | CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
HIGH YIELD BOND FUND - Class I Prospectus | SIMT HIGH YIELD BOND FUND | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
REAL RETURN FUND - Class I Prospectus | SIMT Real Return Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
LARGE CAP FUND - Class Y Prospectus | SIMT Large Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
LARGE CAP VALUE FUND - Class Y Prospectus | SIMT LARGE CAP VALUE FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
LARGE CAP GROWTH FUND - Class Y Prospectus | SIMT LARGE CAP GROWTH FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
TAX-MANAGED LARGE CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED LARGE CAP FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
SMALL CAP FUND - Class Y Prospectus | SIMT Small Cap Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
SMALL CAP VALUE FUND - Class Y Prospectus | SIMT SMALL CAP VALUE FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
SMALL CAP GROWTH FUND - Class Y Prospectus | SIMT SMALL CAP GROWTH FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
TAX-MANAGED SMALL/MID CAP FUND - Class Y Prospectus | SIMT TAX-MANAGED SMALL/MID CAP FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
MID-CAP FUND - Class Y Prospectus | SIMT MID CAP FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed Managed Volatility Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT Tax-Managed International Managed Volatility Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
REAL ESTATE FUND - Class Y Prospectus | SIMT REAL ESTATE FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
CORE FIXED INCOME FUND - Class Y Prospectus | SIMT CORE FIXED INCOME FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
HIGH YIELD BOND FUND - Class Y Prospectus | SIMT HIGH YIELD BOND FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Conservative Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
TAX-FREE CONSERVATIVE INCOME FUND - Class Y Prospectus | SIMT Tax-Free Conservative Income Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
REAL RETURN FUND - Class Y Prospectus | SIMT Real Return Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
DYNAMIC ASSET ALLOCATION FUND - Class Y Prospectus | SIMT Dynamic Asset Allocation Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
MULTI-STRATEGY ALTERNATIVE FUND - Class Y Prospectus | SIMT Multi-Strategy Alternative Fund | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,420
Expense Example, with Redemption, 10 Years	3,012
MULTI-ASSET ACCUMULATION FUND - Class F Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
MULTI-ASSET INCOME FUND - Class F Prospectus | SIMT MULTI-ASSET INCOME FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
MULTI-ASSET INFLATION MANAGED FUND - Class F Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	409
Expense Example, with Redemption, 5 Years	708
Expense Example, with Redemption, 10 Years	1,556
MULTI-ASSET CAPITAL STABILITY FUND - Class F Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
MULTI-ASSET ACCUMULATION FUND - Class Y Prospectus | SIMT MULTI-ASSET ACCUMULATION FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
MULTI-ASSET INCOME FUND - Class Y Prospectus | SIMT MULTI-ASSET INCOME FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
MULTI-ASSET INFLATION MANAGED FUND - Class Y Prospectus | SIMT MULTI-ASSET INFLATION MANAGED FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
MULTI-ASSET CAPITAL STABILITY FUND - Class Y Prospectus | SIMT MULTI-ASSET CAPITAL STABILITY FUND | Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906